CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Profit /(loss) for the period	$ (138)	$ (258)	$ (220)	$ (269)
Items that may be reclassified to profit or loss
Net movement on cash flow hedges	1	4	(2)	2
Share of other comprehensive income / (loss) of Italy Joint Venture	(6)		(18)
Foreign currency translation	(380)	(68)	(347)	62
Other comprehensive income / (loss) for the period, net of tax	(385)	(64)	(367)	64
Total comprehensive income / (loss) for the period, net of tax	(523)	(322)	(587)	(205)
Attributable to:
The owners of the parent	(447)	(365)	(528)	(250)
Non-controlling interests	(76)	43	(59)	45
Total comprehensive income / (loss) for the period, net of tax	$ (523)	$ (322)	$ (587)	$ (205)